FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	$ 621	$ 1,791	$ 1,587
Total customer accounts receivable and contract assets	3,569	3,458
COVID-19 Pandemic
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance for doubtful accounts expense	90
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Contract assets	28	54
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,948	1,667
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	114	127
Allowance for doubtful accounts expense	307	238
Net use	(171)	(251)
Balance, end of year	250	114
Accounts receivable | Unbilled financing receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,806	148
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	793	1,053
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	207	274
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	90
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76	102
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	349	464
Accounts receivable | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 222	$ 60